Long-Term Incentive Plan and Other Compensatory Awards (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended											12 Months Ended
	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2000 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member]
Balance Outstanding (Number of shares)		200,000	7,339,593	7,705,343	0	6,655,387	6,641,333	4,342,500	2,447,131	1,693,289	2,641,000	2,484,500	815,000	575,000	35,000	7,339,593	6,275,555
Granted - Shares	250,000	303,000			35,000	2,259,348	25,000	2,348,833	2,196,369	953,842	212,289	553,500	1,829,500	334,000	540,000		2,271,500	1,000,500
Exercised - Shares			35,602			(5,000)	(5,076)		(208,747)								(35,602)
Forfeited or expired - Shares																	644,500
Ending Balance (Number of shares)	200,000		200,000	7,705,343	35,000	7,705,343	6,655,387	6,641,333	4,342,500	2,447,131	1,693,289	2,641,000	2,484,500	815,000	575,000	7,339,593	7,866,953	6,275,555
Exercisable - Shares				5,482,037													6,662,290
Beginning balance, weighted average excercise price					$ 0	$ 0.32	$ 0.31	$ 0.2	$ 0.19	$ 0.19	$ 0.19	$ 0.19	$ 0.17	$ 0.13	$ 0.1	$ 0.31	$ 1.23
Options granted, Weighted Average Exercise Price					$ 0.1	$ 0.28	$ 0.69	$ 0.5	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.1		$ 1.41
Options exercised, Weighted Average Exercise Price						$ 0.2	$ 0.49		$ 0.2								$ 0.43
Forfeited or Expired - Weighted - Average Exercise Price																	$ 1.24
Ending balance, weighted average excercise price					$ 0.1	$ 0.33	$ 0.32	$ 0.31	$ 0.2	$ 0.19	$ 0.19	$ 0.19	$ 0.19	$ 0.17	$ 0.13	$ 0.31	$ 1.28	$ 1.23
Exercisable - Weighted - Average Exercise Price																	$ 1.3
Outstanding - Weighted - Average Remaining Contractual Term																	5 years 4 months 24 days
Exercisable - Weighted - Average Remaining Contractual Term																	4 years 9 months 18 days
Outstanding - Aggregate Intrinsic Value																	$ 463,577
Exercisable - Aggregate Intrinsic Value																	$ 463,577